Income Tax (Details 1)	8 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016
Schedule of reconciliations of the statutory income tax rate and the Company's effective income tax rate
Uncertain tax positions		25.00%	25.00%
Changes in valuation allowance for deferred tax asset	(25.00%)	(25.00%)	(25.00%)
Statutory income tax rate, Total	0.00%	25.00%	25.00%
HK statutory income tax rate [Member]
Schedule of reconciliations of the statutory income tax rate and the Company's effective income tax rate
Changes in valuation allowance for deferred tax asset	(16.50%)	(16.50%)	(16.50%)
Statutory income tax rate, Total	16.50%	16.50%	16.50%
UK statutory income tax rate [Member]
Schedule of reconciliations of the statutory income tax rate and the Company's effective income tax rate
Changes in valuation allowance for deferred tax asset		(19.00%)
Statutory income tax rate, Total		19.00%
Australian statutory income tax rate [Member]
Schedule of reconciliations of the statutory income tax rate and the Company's effective income tax rate
Changes in valuation allowance for deferred tax asset		(27.50%)
Statutory income tax rate, Total		27.50%
PRC statutory income tax rate [Member]
Schedule of reconciliations of the statutory income tax rate and the Company's effective income tax rate
Statutory income tax rate, Total	25.00%	25.00%	25.00%